GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GOING CONCERN
Loss from operations	$ (6,643,258)	$ (537,174)
Working capital deficit	$ (2,811,077)